CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Fixed income securities, at fair value, amortized cost	$ 4,293,492	$ 4,023,107
Equity securities, at fair value, cost	182,261	233,118
Short-term, at fair value, amortized cost	$ 132,970	$ 224,111
Common stock, par value (in dollars per share)	$ 25	$ 25
Common stock, authorized (in shares)	100,000	100,000
Common Stock, issued (in shares)	100,000	100,000
Common stock, outstanding (in shares)	100,000	100,000